FAIR VALUE MEASUREMENTS	12 Months Ended
Jan. 03, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
 FAIR VALUE MEASUREMENTS
FASB ASC 820, "Fair Value Measurement," defines, establishes a consistent framework for measuring, and expands disclosure requirements about fair value. ASC 820 requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s market assumptions. These two types of inputs create the following fair value hierarchy:
Level 1 — Quoted prices for identical instruments in active markets.
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs and significant value drivers are observable.
Level 3 — Instruments that are valued using unobservable inputs.
The Company holds various derivative financial instruments that are employed to manage risks, including foreign currency and interest rate exposures. These financial instruments are carried at fair value and are included within the scope of ASC 820. The Company determines the fair value of derivatives through the use of matrix or model pricing, which utilizes observable inputs such as market interest and currency rates. When determining the fair value of these financial instruments for which Level 1 evidence does not exist, the Company considers various factors including the following: exchange or market price quotations of similar instruments, time value and volatility factors, the Company’s own credit rating and the credit rating of the counter-party.
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis for each of the hierarchy levels (millions of dollars):

	Total Carrying Value	Level 1	Level 2
January 3, 2015:
Money market fund	$9.9	$9.9	$—
Derivative assets	$144.2	$—	$144.2
Derivative liabilities	$148.4	$—	$148.4
December 28, 2013:
Money market fund	$6.7	$6.7	$—
Derivative assets	$91.7	$—	$91.7
Derivative liabilities	$212.3	$—	$212.3

As discussed in Note T, Discontinued Operations, the Company recorded a pre-tax impairment loss of $60.7 million in the fourth quarter of 2014 in order to measure the Security segment's Spain and Italy operations at their estimated fair values less cost to sell. The estimated fair values were determined using Level 3 inputs, including relevant market information as well as a discounted cash flow analysis based on estimated projections.
The Company had no other significant non-recurring fair value measurements, nor any financial assets or liabilities measured using Level 3 inputs, during 2014 and 2013.
The following table presents the carrying values and fair values of the Company's financial assets and liabilities, as well as the Company's debt, as of January 3, 2015 and December 28, 2013 (millions of dollars):

	January 3, 2015		December 28, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Other investments	$11.7	$11.9	$14.8	$14.7
Derivative assets	$144.2	$144.2	$91.7	$91.7
Derivative liabilities	$148.4	$148.4	$212.3	$212.3
Long-term debt, including current portion	$3,845.7	$4,323.8	$3,809.3	$3,889.4

The other investments relate to the West Coast Loading Corporation ("WCLC") trust and are considered Level 1 instruments within the fair value hierarchy. The long-term debt instruments are considered Level 2 instruments and are measured using a discounted cash flow analysis based on the Company’s marginal borrowing rates. The differences between the carrying values and fair values of long-term debt are attributable to the stated interest rates differing from the Company's marginal borrowing rates. The fair values of the Company's variable rate short term borrowings approximate their carrying values at January 3, 2015 and December 28, 2013. The fair values of foreign currency and interest rate swap agreements, comprising the derivative assets and liabilities in the table above, are based on current settlement values.
As discussed in Note B, Accounts and Notes Receivable, the Company has a deferred purchase price receivable related to sales of trade receivables. The deferred purchase price receivable will be repaid in cash as receivables are collected, generally within 30 days, and as such the carrying value of the receivable approximates fair value.
Refer to Note I, Derivative Financial Instruments, for more details regarding derivative financial instruments, Note S, Contingencies, for more details regarding the other investments related to the WCLC trust, and Note H, Long-Term Debt and Financing Arrangements, for more information regarding the carrying values of the long-term debt.